Annual Operating Expenses - FidelityNewMarketsIncomeFund-AMCIZPRO - FidelityNewMarketsIncomeFund-AMCIZPRO - Fidelity New Markets Income Fund	Mar. 01, 2023
Fidelity Advisor New Markets Income Fund - Class M
Operating Expenses:
Management fee	0.65%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.23%
Total annual operating expenses	1.13%
Fidelity Advisor New Markets Income Fund - Class C
Operating Expenses:
Management fee	0.65%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.20%
Total annual operating expenses	1.85%
Fidelity Advisor New Markets Income Fund - Class I
Operating Expenses:
Management fee	0.65%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.18%
Total annual operating expenses	0.83%
Fidelity Advisor New Markets Income Fund - Class Z
Operating Expenses:
Management fee	0.65%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%
Total annual operating expenses	0.73%
Fidelity Advisor New Markets Income Fund - Class A
Operating Expenses:
Management fee	0.65%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.23%
Total annual operating expenses	1.13%